Intangible Assets - Intellectual Propert (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Intangible Assets - Intellectual Propert Tables
Assumptions required for the Black-Scholes model

The fair value of each Warrant Share as of September 9, 2014, using the Black-Scholes option pricing model, was $0.91.

Assumptions required for the Black-Scholes model are as follows:

Weighted average risk-free interest rate	1.72%
Expected life in years	4.75 Years
Weighted Avg Expected Volatility	93.8%
Expected dividend yield	0%

Assumptions required for the Black-Scholes model are as follows:

2013
Weighted average risk-free interest rate	1.75%
Expected life in years	5.5 Years
Weighted Avg Expected Volatility	102.0%
Expected dividend yield	$0